Supplemental Disclosure Of Cash Flow Information (Non-Cash Investing and Financing Activities) (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Non-Cash Investing And Financing Activities [Line Items]
Stock Issued During Period Shares To Settle Litigation	22,500
Cyalume Specialty Products [Member]
Non-Cash Investing And Financing Activities [Line Items]
Debt Instrument Issued For Repayment Contingent Consideration Liability	$ 2,100,000
Stock Issued During Period Shares Contingent Consideration Liability	2,450,000